Fixed Assets, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fixed Assets, Net (Details) [Line Items]
Aggregate purchase price	$ 2,600,000	¥ 17
Maintenance costs payable	200,000
Depreciation expense				$ 378,554
Operating expenses	26,917,235		$ 31,500,929	25,946,291
Depreciation [Member]
Fixed Assets, Net (Details) [Line Items]
Depreciation expense				147,248
Operating expenses			2,032,386	$ 1,795,011
Mining machines [Member]
Fixed Assets, Net (Details) [Line Items]
Impairment charges			$ 1,690,028